Trade Receivables – Net (Tables)	12 Months Ended
Dec. 31, 2023
Trade Receivables – Net [Abstract]
Schedule of Age of Net Receivables that are Past Due	Age of net receivables that are past due were as follows:
	At December 31,
	2023	2022

30 - 60 days	$423,500	$149,250
61 - 90 days	192,525	709,781
91 + days	592,854	1,000,937
Total	$1,208,879	$1,859,968

Schedule of Allowance for Doubtful Accounts	During the years ended December 31, 2023 and 2022, the movement in the allowance for doubtful accounts was as follows:
	2023	2022

Balance at beginning of year	$226,432	$224,569
Provisions	96,343	25,163
Cancellation	-	(834)
Account recoveries	(20,236)	-
Translations effects	(18,982)	(22,466)
Balance at end of year	$283,557	$226,432